General information	6 Months Ended
Jun. 30, 2026
General Information And Significant Events Of Period
General information

Note 1	General information
1.1 Corporate Information
Valneva SE (the Company) together with its subsidiaries (the Group or Valneva) is a company focused on the development and commercialization of prophylactic vaccines for infectious diseases with significant unmet medical needs.
The Company takes a highly specialized and targeted approach, applying deep expertise across multiple vaccine modalities, focused on providing either first-, best- or only-in-class vaccine solutions. Valneva has a strong track record, having advanced multiple vaccines from early R&D to approvals, and currently markets three proprietary travel vaccines as well as certain third-party vaccines leveraging the Group’s established commercial infrastructure.
Revenues from Valneva’s commercial business help fuel the continued advancement of its vaccine development pipeline. This includes the only Lyme disease vaccine candidate in advanced clinical development, which is partnered with Pfizer, the world’s most clinically advanced Shigella vaccine candidate, as well as vaccine candidates against other global public health threats.
As at June 30, 2026, the Group’s portfolio includes three commercial vaccines:
▪IXIARO (or JESPECT in Australia and New Zealand), is an inactivated Vero cell culture-derived Japanese encephalitis vaccine;
▪DUKORAL is an oral vaccine containing four inactivated strains of the bacterium Vibrio cholerae serotype O1, and part of a toxin from one of these strains as active substances.; and
▪IXCHIQ is the world’s first licensed chikungunya vaccine available to address this unmet medical need and the third vaccine we brought from early R&D to approval.
The Company is registered at Îlot Saint-Joseph, Bureaux Convergence, Bât. A, 12 ter Quai Perrache, 69002 Lyon (France). Valneva has operations in Austria, Sweden, the United Kingdom, France, Canada and the United States and had an average of 634 employees worldwide.
Valneva SE is a public company listed on Euronext Paris (symbol: VLA) and on the Nasdaq Global Select Market (symbol: VALN).

Significant events of the period and significant agreements
IXCHIQ – Updates
During the six months ended June 30, 2026, Valneva reported several updates regarding its chikungunya vaccine, IXCHIQ. The impact of all the IXCHIQ related events have been reflected on the financial statements. For more information please see Note 5.10 Inventories and Note 5.19 Provisions.
United States Food & Drug Administration (FDA) Update
In January 2026, Valneva decided to voluntarily withdraw the BLA and IND application for IXCHIQ in the U.S. after the FDA suspended the license for the vaccine in August 2025 in connection with serious adverse events, mostly in elderly people with severe medical conditions.

Pilot Vaccination Campaign in Brazil with Single-Shot Chikungunya Vaccine IXCHIQ
In February 2026, Valneva and Instituto Butantan announced the initiation of a Pilot Vaccination Strategy (PVS) in Brazil using IXCHIQ. The vaccination campaign will serve as the basis for post-marketing commitments. To date, over 50,000 adults, aged 18 to 59 years, have already been vaccinated as part of this campaign which evaluates the effectiveness and safety of IXCHIQ in a real-world setting.
Marketing Authorization updated in the UK for Chikungunya Vaccine, IXCHIQ
In February 2026 the United Kingdom’s Commission on Human Medicines (CHM) renewed it’s recommendations on how the single-dose chikungunya vaccine should be used. It is approved in the United Kingdom for the prevention of disease caused by the chikungunya virus in individuals 18 to 59 years old.
Lyme VALOR study - Phase 3 data-readout
In March 2026, Valneva and Pfizer announced topline results from the Phase 3 VALOR trial. LB6V demonstrated more than 70% efficacy in preventing Lyme disease in individuals aged five years and above. The investigational vaccine candidate was well tolerated with no safety concerns identified. Fewer than anticipated Lyme disease cases were accrued over the study period, and the pre-determined statistical criterion (95% confidence interval lower bound >20) was not met in the first pre-specified analysis (primary endpoint). Given the clinically meaningful efficacy and the fact that the 95% confidence interval lower bound was above 20 in the second pre-specified analysis, Pfizer is confident in the vaccine’s potential and is planning submissions to regulatory authorities.
Successful Completion of an €84 million Reserved Offering
In April 2026, Valneva announced the successful completion of an €84 million reserved offering of new ordinary shares and warrants, including €37 million received upon closing and an aggregate of up to €47 million if all the warrants are exercised.
The Company intends to use the net proceeds from the Reserved Offering, together with its existing cash, to advance its existing pipeline of differentiated vaccine candidates, maximize growth of its cash-generating commercial business and for working capital and general corporate purposes.
New Restructuring Program to Further Reduce Operating Expenses
In May 2026, Valneva announced that, as part of the Company’s continued focus on diligent cash management, and following a consolidation in France in 2025, it had initiated a further restructuring plan designed to streamline its global business operations. This program intends to focus resources on Valneva’s base business and key strategic projects, including a reduction of its global workforce by 10-15%. Together these initiatives are expected to generate positive P&L and cash flow impacts in the second half of 2026.
Dr. Gerd Zettlmeissl is appointed as Chair of the Board of Directors
In June 2026, Dr. Gerd Zettlmeissl was appointed as chair of Valneva’s Board of Directors. He replaced Anne-Marie Graffin, who chaired the Board for the past three years and who will continue as Vice-chair of the Board.
1.2 Group information
The following list shows all subsidiaries held by the Company directly or indirectly:

Name	Country of incorporation	Consolidation Method	Interest held as at
			June 30, 2026	December 31, 2025
Vaccines Holdings Sweden AB	SE	Full Consolidation	100%	100%
Valneva Austria GmbH	AT	Full Consolidation	100%	100%
Valneva Canada Inc.	CA	Full Consolidation	100%	100%
Valneva France SAS	FR	Full Consolidation	100%	100%
Valneva Scotland Ltd.	UK	Full Consolidation	100%	100%
Valneva Sweden AB	SE	Full Consolidation	100%	100%
Valneva UK Ltd.	UK	Full Consolidation	100%	100%
Valneva USA, Inc.	US	Full Consolidation	100%	100%
VBC 3 Errichtungs GmbH	AT	Full Consolidation	100%	100%
The closing date for the consolidated financial statements is December 31 of each year.
The Company’s site in Lyon (France) includes general and administrative functions as well as commercial activities.

Vaccines Holdings Sweden AB (Solna, Sweden) is the holding company of Valneva Sweden AB, also located in Solna, which manufactures DUKORAL and commercializes DUKORAL, IXIARO and IXCHIQ in the Nordic countries.
Valneva Austria GmbH (Vienna, Austria) focuses on pre-clinical and clinical development activities of vaccines. The facilities accommodate departments for pre-clinical R&D, technical/clinical product development, quality and regulatory affairs, general and administrative as well as commercial functions. In addition to using its latest-stage laboratory facilities for R&D activities, the site holds a certificate of Good Manufacturing Practice from the Austrian Agency for Health and Food Safety (AGES) for its Quality Control laboratories, and was licensed by the U.S. Food and Drug Administration (FDA). Valneva Austria GmbH commercializes IXIARO, DUKORAL, and IXCHIQ. Additionally, Valneva Austria GmbH is involved in external manufacturing steps of IXCHIQ.
Valneva Canada Inc., located in Kirkland, Canada, commercializes IXIARO, DUKORAL, IXCHIQ and third-party products such as KAMRAB.
Valneva France SAS (Lyon, France) commercializes IXIARO, DUKORAL, IXCHIQ.
Valneva Scotland Ltd., located in Livingston, Scotland (United Kingdom) is primarily involved in the production of IXIARO and IXCHIQ and provides R&D support to the business as and when required.
Valneva UK Ltd., located in Fleet, England (United Kingdom) focuses on commercializing DUKORAL, IXIARO and IXCHIQ in the United Kingdom.
Valneva USA, Inc., located in Bethesda, Maryland (USA), focuses on the commercialization of IXIARO to the U.S. military and the U.S. private market.
VBC 3 Errichtungs GmbH (Vienna, Austria), owns the Laboratory and Office building used by Valneva Austria GmbH.